EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share	$ 23,584,613	$ 202,334,530	$ 29,520,767
Weighted average number of ordinary shares for the purposes of basic earnings per share (in thousands of shares)	583,483	583,481	583,536
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in thousands of shares)	583,483	583,481	583,536
Basic earnings per share (in pesos)	$ 40.4204	$ 346.7714	$ 50.5895
Diluted earnings per share (in pesos)	$ 40.4204	$ 346.7714	$ 50.5895